Condensed Consolidated Statements of Interim Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary Shares	Additional paid-in- capital		Accumulated deficit	Total
Balance at Dec. 31, 2023			$ 16,787		$ (8,276)	$ 8,511
Balance (in Shares) at Dec. 31, 2023		5,501
Net loss for the period					(3,875)	(3,875)	[1]
Issuance of ordinary shares, pre-funded warrants and warrants, net			2,557			2,557
Issuance of ordinary shares, pre-funded warrants and warrants, net (in Shares)		8,527
Exercise of Series B warrants
Exercise of Series B warrants (in Shares)		23,788
Exercise of pre-funded warrants				[2]			[2]
Exercise of pre-funded warrants (in Shares)		3,711
Balance at Jun. 30, 2024			19,344		(12,151)	7,193
Balance (in Shares) at Jun. 30, 2024		41,527
Balance at Dec. 31, 2024			21,637		(16,080)	$ 5,557
Balance (in Shares) at Dec. 31, 2024		101,030				100,931
Net loss for the period					(2,742)	$ (2,742)	[1]
Issuance of ordinary shares, pre-funded warrants and warrants, net	[3]		541			541
Issuance of ordinary shares, pre-funded warrants and warrants, net (in Shares)	[3]	38,971
Exercise of pre-funded warrants				[2]			[2]
Exercise of pre-funded warrants (in Shares)		75,060
Exercise of Series A warrants			905			905
Exercise of Series A warrants (in Shares)		32,660
Conversions of convertible promissory note			3,159			3,159
Conversions of convertible promissory note (in Shares)		274,968
Reclassification of warrants from liability to equity			232			232
Share-based payment			509			509
Share-based payment (in Shares)		30,797
Balance at Jun. 30, 2025			$ 26,983		$ (18,822)	$ 8,161
Balance (in Shares) at Jun. 30, 2025		553,486				553,486

[1]	Except for share and per share data.
[2]	less than 1 thousand.
[3]	Issuance costs in the amount of approximately $41 thousand.